Material accounting policies (Details) - brazilianReal	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US Dollars
Disclosure of changes in accounting estimates [line items]
Final rate	6.1923	4.8413	5.2177
Variation of foreign currency transactions final rate	27.90%	(7.20%)
Average rate	5.8369	4.9553	5.1655
Variation of foreign currency transactions average rate	17.80%	(4.10%)
Euro
Disclosure of changes in accounting estimates [line items]
Final rate	6.4363	5.3516	5.5694
Variation of foreign currency transactions final rate	20.30%	(3.90%)
Average rate	6.2275	5.3325	5.4420
Variation of foreign currency transactions average rate	16.80%	(2.00%)